Goldman Sachs Small Cap Value Insights Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.59%	8.87%	7.22%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.06%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.93%	11.35%	8.23%
Performance Inception Date	Apr. 16, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.69%	8.21%	5.85%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.55%	7.91%	5.70%